Borrowings and financing (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	R$ 18,958,671	R$ 17,723,836	R$ 17,258,624
Addition (lease)	108,405	42,182	140,187
Funding	2,396,058	2,834,551	2,959,633
Borrowing costs	(24,947)	(27,525)	(36,822)
Monetary variation and exchange rate changes	(163,322)	(301,716)	177,269
Inflation adjustment / exchange variation and incorporated interest - Capitalized	29,465	13,554	10,198
Interest paid	(1,936,419)	(1,505,488)	(845,445)
Amortization	(1,771,090)	(1,536,724)	(2,896,604)
Accrued interest	1,314,359	1,091,592	647,980
Provision for interest and fees - Capitalized	608,743	609,249	290,594
Expenses with borrowing costs	16,427	15,160	18,222
Borrowings and financing, ending	19,536,350	18,958,671	17,723,836
Local Currency [member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	16,182,913	14,427,683	13,710,762
Addition (lease)	108,405	42,182	140,187
Funding	1,837,687	2,553,091	2,816,545
Borrowing costs	(16,778)	(17,627)	(25,749)
Monetary variation and exchange rate changes	146,637	190,202	225,791
Inflation adjustment / exchange variation and incorporated interest - Capitalized	29,360	10,250
Interest paid	(1,852,280)	(1,454,009)	(788,587)
Amortization	(1,492,795)	(1,232,434)	(2,553,645)
Accrued interest	1,225,161	1,044,453	601,187
Provision for interest and fees - Capitalized	607,612	605,513	284,015
Expenses with borrowing costs	14,537	13,609	17,177
Borrowings and financing, ending	16,790,459	16,182,913	14,427,683
Local Currency [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	8,166,366	7,467,968	6,756,504
Addition (lease)
Funding		1,000,000	2,450,000
Borrowing costs	(2,043)	(4,320)	(25,717)
Monetary variation and exchange rate changes	114,228	165,879	225,106
Inflation adjustment / exchange variation and incorporated interest - Capitalized	21,421
Interest paid	(839,833)	(712,966)	(387,618)
Amortization	(741,812)	(563,504)	(1,963,282)
Accrued interest	628,580	544,116	258,114
Provision for interest and fees - Capitalized	176,739	257,951	139,563
Expenses with borrowing costs	11,172	11,242	15,298
Borrowings and financing, ending	7,534,818	8,166,366	7,467,968
Local Currency [member] | Brazilian Federal Savings Banks [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,526,185	1,483,113	1,418,832
Addition (lease)
Funding	174,058	119,437	156,488
Borrowing costs
Monetary variation and exchange rate changes	22,023	17,247	685
Inflation adjustment / exchange variation and incorporated interest - Capitalized	5,475	7,131
Interest paid	(122,843)	(117,041)	(113,030)
Amortization	(106,982)	(100,855)	(93,064)
Accrued interest	98,428	80,422	79,966
Provision for interest and fees - Capitalized	24,670	36,731	33,236
Expenses with borrowing costs
Borrowings and financing, ending	1,621,014	1,526,185	1,483,113
Local Currency [member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,380,993	1,392,844	1,370,902
Addition (lease)
Funding	190,000	200,000	207,136
Borrowing costs
Monetary variation and exchange rate changes	10,326	7,020
Inflation adjustment / exchange variation and incorporated interest - Capitalized	2,464	3,117
Interest paid	(97,829)	(104,596)	(88,084)
Amortization	(241,992)	(222,353)	(186,179)
Accrued interest	78,745	67,311	51,122
Provision for interest and fees - Capitalized	18,516	37,391	37,688
Expenses with borrowing costs	249	259	259
Borrowings and financing, ending	1,341,472	1,380,993	1,392,844
Local Currency [member] | B I D 2202 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,450,550	2,589,442	2,730,195
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(328,627)	(281,971)	(97,829)
Amortization	(181,349)	(181,349)	(181,349)
Accrued interest	135,524	98,574	63,964
Provision for interest and fees - Capitalized	175,689	224,899	73,506
Expenses with borrowing costs	955	955	955
Borrowings and financing, ending	2,252,742	2,450,550	2,589,442
Local Currency [member] | B I D I N V E S T 2020 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	943,619
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(138,676)
Amortization	(37,340)
Accrued interest	27,360
Provision for interest and fees - Capitalized	104,739
Expenses with borrowing costs	665
Borrowings and financing, ending	900,367	943,619
Local Currency [member] | I F C 2022 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	774,525
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(114,131)
Amortization	(15,200)
Accrued interest	15,029
Provision for interest and fees - Capitalized	96,160
Expenses with borrowing costs	914
Borrowings and financing, ending	757,297	774,525
Local Currency [member] | I F C 2023 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning
Addition (lease)
Funding	1,000,000
Borrowing costs	(13,652)
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(2,434)
Amortization
Accrued interest	11,335
Provision for interest and fees - Capitalized	11,090
Expenses with borrowing costs	303
Borrowings and financing, ending	1,006,642
Local Currency [member] | B I D I N V E S T 2022 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	469,327
Addition (lease)
Funding		470,000
Borrowing costs		(3,922)
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(72,245)	(30,698)
Amortization	(14,100)
Accrued interest	71,305	33,840
Provision for interest and fees - Capitalized
Expenses with borrowing costs	256	107
Borrowings and financing, ending	454,543	469,327
Local Currency [member] | B I D I N V E S T 2023 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning
Addition (lease)
Funding	470,000
Borrowing costs	(1,083)
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(41,022)
Amortization	(7,050)
Accrued interest	43,263
Provision for interest and fees - Capitalized
Expenses with borrowing costs	23
Borrowings and financing, ending	464,131
Local Currency [member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	357,844	397,311	428,743
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(54,135)	(54,390)	(52,250)
Amortization	(48,634)	(39,467)	(31,432)
Accrued interest	54,135	54,390	52,250
Provision for interest and fees - Capitalized
Expenses with borrowing costs
Borrowings and financing, ending	309,210	357,844	397,311
Local Currency [member] | Leases (Others) [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	101,374	125,969	45,876
Addition (lease)	108,405	42,182	140,187
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(39,918)	(17,659)	(15,782)
Amortization	(88,452)	(84,437)	(76,013)
Accrued interest	60,891	35,319	31,701
Provision for interest and fees - Capitalized
Expenses with borrowing costs
Borrowings and financing, ending	142,300	101,374	125,969
Local Currency [member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	12,130	14,094	15,197
Addition (lease)
Funding	3,629	3,654	2,921
Borrowing costs			(32)
Monetary variation and exchange rate changes	60	56
Inflation adjustment / exchange variation and incorporated interest - Capitalized		2
Interest paid	(587)	(789)	(718)
Amortization	(9,884)	(5,669)	(3,986)
Accrued interest	566	748	690
Provision for interest and fees - Capitalized	9	34	22
Expenses with borrowing costs
Borrowings and financing, ending	5,923	12,130	14,094
Local Currency [member] | B I D I N V E S T [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	943,619	956,942	944,513
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid		(108,921)	(33,276)
Amortization		(34,800)	(18,340)
Accrued interest		129,733	63,380
Provision for interest and fees - Capitalized
Expenses with borrowing costs		665	665
Borrowings and financing, ending		943,619	956,942
Local Currency [member] | I F C [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	774,525
Addition (lease)
Funding		760,000
Borrowing costs		(9,385)
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid		(24,978)
Amortization
Accrued interest
Provision for interest and fees - Capitalized		48,507
Expenses with borrowing costs		381
Borrowings and financing, ending		774,525
Foreign currency
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,775,758	3,296,153	3,547,862
Addition (lease)
Funding	558,371	281,460	143,088
Borrowing costs	(8,169)	(9,898)	(11,073)
Monetary variation and exchange rate changes	(309,959)	(491,918)	(48,522)
Inflation adjustment / exchange variation and incorporated interest - Capitalized	105	3,304	10,198
Interest paid	(84,139)	(51,479)	(56,858)
Amortization	(278,295)	(304,290)	(342,959)
Accrued interest	89,198	47,139	46,793
Provision for interest and fees - Capitalized	1,131	3,736	6,579
Expenses with borrowing costs	1,890	1,551	1,045
Borrowings and financing, ending	2,745,891	2,775,758	3,296,153
Foreign currency | B I Ds [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	532,693	387,837	317,302
Addition (lease)
Funding	384,824	226,497	108,728
Borrowing costs	(5,137)	(6,732)	(7,620)
Monetary variation and exchange rate changes	(45,895)	(20,355)	22,979
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(33,808)	(12,581)	(8,488)
Amortization	(51,178)	(56,273)	(53,197)
Accrued interest	36,929	13,733	7,936
Provision for interest and fees - Capitalized
Expenses with borrowing costs	1,027	567	197
Borrowings and financing, ending	819,455	532,693	387,837
Foreign currency | B I R D [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	399,762	420,881	426,860
Addition (lease)
Funding	173,547	39,417
Borrowing costs	(3,032)	(3,166)	(3,377)
Monetary variation and exchange rate changes	(30,374)	(28,665)	30,814
Inflation adjustment / exchange variation and incorporated interest - Capitalized		61
Interest paid	(22,089)	(3,779)	(2,481)
Amortization	(31,009)	(30,895)	(32,965)
Accrued interest	27,663	5,525	1,789
Provision for interest and fees - Capitalized	57	20
Expenses with borrowing costs	490	363	241
Borrowings and financing, ending	515,015	399,762	420,881
Foreign currency | J I C A [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,803,109	2,401,887	2,684,321
Addition (lease)
Funding		15,546	34,360
Borrowing costs			(76)
Monetary variation and exchange rate changes	(231,877)	(437,296)	(108,851)
Inflation adjustment / exchange variation and incorporated interest - Capitalized	105	3,243	10,198
Interest paid	(26,795)	(33,167)	(43,184)
Amortization	(157,785)	(177,007)	(216,190)
Accrued interest	23,697	26,597	35,315
Provision for interest and fees - Capitalized	763	3,102	5,802
Expenses with borrowing costs	204	204	192
Borrowings and financing, ending	1,411,421	1,803,109	2,401,887
Foreign currency | B I D 1983 A B [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	40,194	85,548	119,379
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes	(1,813)	(5,602)	6,536
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(1,447)	(1,952)	(2,705)
Amortization	(38,323)	(40,115)	(40,607)
Accrued interest	909	1,284	1,753
Provision for interest and fees - Capitalized	311	614	777
Expenses with borrowing costs	169	417	415
Borrowings and financing, ending		R$ 40,194	R$ 85,548